UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Income Securities Trust

Quarterly portfolio holdings 1/31/15

Fund's investmentsIncome Securities Trust

As of 1-31-15 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 70.9% (47.8% of Total investments)					$131,841,452
(Cost $126,988,384)
Consumer discretionary 8.4%					15,618,965
Auto components 0.9%
Dana Holding Corp. (Z)	6.000		09-15-23	395,000	410,800
Delphi Corp. (Z)	5.000		02-15-23	1,005,000	1,070,308
Stackpole International Intermediate Company SA (S)	7.750		10-15-21	245,000	238,263
Automobiles 2.7%
Ford Motor Company (Z)	4.750		01-15-43	145,000	162,563
Ford Motor Credit Company LLC (Z)	5.875		08-02-21	1,803,000	2,135,412
Ford Motor Credit Company LLC (Z)	8.000		12-15-16	330,000	369,403
General Motors Company (Z)	4.875		10-02-23	445,000	486,326
General Motors Company (Z)	6.250		10-02-43	380,000	474,712
General Motors Financial Company, Inc.	4.000		01-15-25	550,000	563,082
General Motors Financial Company, Inc.	4.375		09-25-21	315,000	333,900
Nissan Motor Acceptance Corp. (S)(Z)	1.950		09-12-17	490,000	496,619
Hotels, restaurants and leisure 0.8%
CCM Merger, Inc. (S)	9.125		05-01-19	380,000	410,400
MGM Resorts International	6.000		03-15-23	455,000	458,413
Seminole Tribe of Florida, Inc. (S)(Z)	6.535		10-01-20	575,000	612,375
Waterford Gaming LLC (S)	8.625		09-15-49	119,532	7,828
Internet and catalog retail 0.8%
Amazon.com, Inc.	4.950		12-05-44	515,000	568,721
QVC, Inc.	4.375		03-15-23	325,000	335,389
QVC, Inc. (Z)	5.125		07-02-22	255,000	274,829
QVC, Inc.	5.450		08-15-34	315,000	321,599
Media 2.0%
21st Century Fox America, Inc. (Z)	6.150		03-01-37	165,000	222,460
21st Century Fox America, Inc. (Z)	6.400		12-15-35	150,000	204,397
21st Century Fox America, Inc. (Z)	7.750		01-20-24	1,020,000	1,354,122
Altice Financing SA (S)	6.625		02-15-23	200,000	206,500
AMC Entertainment, Inc. (Z)	5.875		02-15-22	390,000	398,775
Sirius XM Radio, Inc. (S)(Z)	5.250		08-15-22	845,000	888,306
Time Warner Cable, Inc. (Z)	8.250		04-01-19	350,000	433,530
Multiline retail 0.4%
Macy's Retail Holdings, Inc. (Z)	7.875		08-15-36	444,000	484,640
Tops Holding II Corp.	8.750		06-15-18	235,000	225,600
Specialty retail 0.6%
AutoNation, Inc. (Z)	5.500		02-01-20	655,000	721,605
Conn's, Inc. (S)(Z)	7.250		07-15-22	450,000	374,625
Textiles, apparel and luxury goods 0.2%
Hot Topic, Inc. (S)(Z)	9.250		06-15-21	345,000	373,463
Consumer staples 2.1%					3,914,319
Beverages 0.5%
Constellation Brands, Inc.	4.250		05-01-23	355,000	363,875
Constellation Brands, Inc.	4.750		11-15-24	180,000	189,450
Pernod-Ricard SA (S)(Z)	5.750		04-07-21	325,000	380,209
Food and staples retailing 0.5%
Safeway, Inc.	4.750		12-01-21	125,000	126,633
Safeway, Inc.	5.000		08-15-19	840,000	860,308

2SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products 0.4%
Bunge, Ltd. Finance Corp. (Z)	8.500		06-15-19	389,000	$483,173
Tyson Foods, Inc.	3.950		08-15-24	275,000	295,896
Personal products 0.2%
Prestige Brands, Inc. (S)	5.375		12-15-21	260,000	254,150
Tobacco 0.5%
Alliance One International, Inc. (Z)	9.875		07-15-21	820,000	684,700
Vector Group, Ltd.	7.750		02-15-21	260,000	275,925
Energy 8.8%					16,319,615
Energy equipment and services 0.9%
Nostrum Oil & Gas Finance BV (S)(Z)	6.375		02-14-19	345,000	276,000
RKI Exploration & Production LLC (S)	8.500		08-01-21	270,000	224,100
Rowan Companies, Inc. (Z)	4.875		06-01-22	330,000	317,948
SESI LLC (Z)	7.125		12-15-21	576,000	577,440
Teine Energy, Ltd. (S)	6.875		09-30-22	245,000	196,000
TerraForm Power Operating LLC (S)	5.875		02-01-23	110,000	112,200
Oil, gas and consumable fuels 7.9%
Access Midstream Partners LP	4.875		05-15-23	185,000	190,550
Access Midstream Partners LP (Z)	4.875		03-15-24	460,000	474,950
California Resources Corp. (S)	5.500		09-15-21	250,000	210,000
California Resources Corp. (S)(Z)	6.000		11-15-24	540,000	442,800
Chesapeake Energy Corp.	5.750		03-15-23	485,000	501,975
Cimarex Energy Company	4.375		06-01-24	515,000	489,090
CNOOC Finance 2013, Ltd. (Z)	3.000		05-09-23	420,000	411,734
Continental Resources, Inc. (Z)	5.000		09-15-22	795,000	755,250
CSI Compressco LP (S)	7.250		08-15-22	235,000	195,050
DCP Midstream LLC (S)(Z)	9.750		03-15-19	405,000	457,158
DCP Midstream LLC (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)(Z)	5.850		05-21-43	370,000	340,400
DCP Midstream Operating LP (Z)	3.875		03-15-23	225,000	213,742
Denbury Resources, Inc.	5.500		05-01-22	255,000	224,400
Ecopetrol SA	5.875		09-18-23	190,000	201,400
Energy Transfer Partners LP (Z)	5.200		02-01-22	210,000	230,281
Energy Transfer Partners LP (Z)	9.700		03-15-19	425,000	540,237
Enterprise Products Operating LLC (7.000% to 6-1-17, then 3 month LIBOR + 2.777%) (Z)	7.000		06-01-67	695,000	701,669
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%) (Z)	8.375		08-01-66	440,000	465,300
EP Energy LLC (Z)	7.750		09-01-22	195,000	185,006
EV Energy Partners LP (Z)	8.000		04-15-19	400,000	348,000
Freeport-McMoran Oil & Gas LLC (Z)	6.750		02-01-22	458,000	486,625
Freeport-McMoran Oil & Gas LLC	6.875		02-15-23	156,000	172,162
FTS International, Inc. (S)	6.250		05-01-22	175,000	131,250
Halcon Resources Corp.	8.875		05-15-21	295,000	200,895
Jones Energy Holdings LLC (S)	6.750		04-01-22	150,000	120,000
Kerr-McGee Corp. (Z)	6.950		07-01-24	335,000	414,632
Kinder Morgan Energy Partners LP	7.750		03-15-32	195,000	251,563
Kinder Morgan, Inc.	4.300		06-01-25	295,000	308,608
Kosmos Energy, Ltd. (S)	7.875		08-01-21	220,000	189,200
Lukoil International Finance BV (S)(Z)	3.416		04-24-18	675,000	567,000
Newfield Exploration Company (Z)	5.750		01-30-22	260,000	256,750
Pacific Rubiales Energy Corp. (S)(Z)	5.375		01-26-19	335,000	220,263

SEE NOTES TO FUND'S INVESTMENTS3

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petro-Canada (Z)	9.250		10-15-21	1,000,000	$1,368,180
Petroleos Mexicanos (S)	4.250		01-15-25	125,000	123,100
Petroleos Mexicanos (Z)	4.875		01-24-22	275,000	286,825
Plains All American Pipeline LP	3.600		11-01-24	280,000	283,907
Regency Energy Partners LP	5.000		10-01-22	95,000	99,275
Regency Energy Partners LP (Z)	5.500		04-15-23	480,000	501,600
Regency Energy Partners LP	5.875		03-01-22	90,000	98,550
Summit Midstream Holdings LLC	7.500		07-01-21	150,000	157,875
TransCanada PipeLines, Ltd. (6.350% to 5-15-17, then 3 month LIBOR + 2.210%) (Z)	6.350		05-15-67	285,000	275,025
Tullow Oil PLC (S)	6.000		11-01-20	230,000	193,200
Tullow Oil PLC (S)	6.250		04-15-22	255,000	214,200
WPX Energy, Inc.	5.250		09-15-24	125,000	116,250
Financials 29.2%					54,235,728
Banks 11.2%
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year U.S. Treasury + 4.398%) (Q)(S)	6.250		04-15-24	470,000	332,290
Bank of America Corp. (Z)	3.300		01-11-23	260,000	266,099
Bank of America Corp.	4.200		08-26-24	280,000	291,276
Bank of America Corp.	4.250		10-22-26	265,000	275,774
Bank of America Corp. (Z)	5.000		05-13-21	670,000	762,308
Bank of America Corp. (Z)	6.875		04-25-18	1,000,000	1,152,705
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR + 3.705%) (Q)(Z)	6.250		09-05-24	470,000	480,627
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)(Z)	8.000		01-30-18	435,000	465,668
Barclays Bank PLC (S)(Z)	10.179		06-12-21	575,000	787,262
BPCE SA (S)(Z)	4.500		03-15-25	475,000	486,393
BPCE SA (S)(Z)	5.700		10-22-23	645,000	715,375
Citigroup, Inc. (Z)	6.125		08-25-36	235,000	288,300
Commerzbank AG (S)(Z)	8.125		09-19-23	350,000	417,375
Credit Agricole SA (6.625% to 9-23-19, then 5 Year U.S. Swap Rate + 4.697%) (Q)(S)(Z)	6.625		09-23-19	450,000	441,563
Credit Agricole SA (7.875% to 1-23-24, then 5 year U.S. Swap Rate + 4.898%) (Q)(S)(Z)	7.875		01-23-24	600,000	619,509
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (S)	8.125		09-19-33	250,000	284,063
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)(Z)	5.100		06-30-23	420,000	389,419
HBOS PLC (S)(Z)	6.750		05-21-18	825,000	928,606
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (Q)	6.375		09-17-24	200,000	205,102
ICICI Bank, Ltd. (S)(Z)	5.750		11-16-20	475,000	540,143
ING Bank NV (S)(Z)	5.800		09-25-23	500,000	572,420
JPMorgan Chase & Company (Z)	4.625		05-10-21	895,000	1,004,489
JPMorgan Chase & Company (5.000% to 7-1-19, then 3 month LIBOR + 3.320%) (Q)(Z)	5.000		07-01-19	520,000	514,800
JPMorgan Chase & Company (5.150% to 5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150		05-01-23	375,000	361,875
JPMorgan Chase & Company (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)(Z)	6.750		02-01-24	805,000	861,098
JPMorgan Chase & Company (7.900% to 4-30-18, then 3 month LIBOR + 3.470%) (Q)(Z)	7.900		04-30-18	655,000	703,921
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (Q)	7.500		06-27-24	385,000	394,144
Manufacturers & Traders Trust Company (5.629% to 12-1-16, then 3 month LIBOR + 6.400%)	5.629		12-01-21	240,000	249,878

4SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Mizuho Financial Group Cayman 3, Ltd. (S)(Z)	4.600		03-27-24	435,000	$471,598
Rabobank Nederland NV (Z)	3.875		02-08-22	905,000	987,254
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18	385,000	398,475
Swedbank AB (S)(Z)	2.125		09-29-17	460,000	468,472
Synovus Financial Corp. (Z)	7.875		02-15-19	200,000	223,000
The PNC Financial Services Group, Inc. (P)(Q)	4.451		03-13-15	250,000	250,000
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)(Z)	4.850		06-01-23	310,000	300,313
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)(Z)	6.750		08-01-21	520,000	573,950
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)	5.875		06-15-25	315,000	329,175
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)(Z)	5.900		06-15-24	655,000	673,013
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)(Z)	7.980		03-15-18	750,000	823,125
Wells Fargo Bank NA (Z)	5.850		02-01-37	390,000	526,560
Capital markets 5.1%
Ares Capital Corp.	3.875		01-15-20	430,000	436,826
Credit Suisse Group AG (7.500% to 12-11-23, then 5 year U.S. Swap Rate + 4.598%) (Q)(S)	7.500		12-11-23	295,000	309,819
FS Investment Corp.	4.000		07-15-19	435,000	439,318
Jefferies Group LLC (Z)	6.875		04-15-21	1,005,000	1,151,539
Jefferies Group LLC	8.500		07-15-19	235,000	283,518
Morgan Stanley (Z)	4.100		05-22-23	660,000	684,144
Morgan Stanley	4.300		01-27-45	235,000	248,347
Morgan Stanley (Z)	5.500		01-26-20	450,000	514,966
Morgan Stanley (Z)	5.550		04-27-17	565,000	613,698
Morgan Stanley (Z)	7.300		05-13-19	895,000	1,078,389
Morgan Stanley (5.450% to 7-15-19, then 3 month LIBOR + 3.610%) (Q)	5.450		07-15-19	345,000	350,634
Stifel Financial Corp. (Z)	4.250		07-18-24	315,000	331,388
The Bear Stearns Companies LLC (Z)	7.250		02-01-18	1,000,000	1,158,709
The Goldman Sachs Group, Inc. (Z)	5.250		07-27-21	1,195,000	1,371,595
The Goldman Sachs Group, Inc. (Z)	5.750		01-24-22	105,000	124,452
Walter Investment Management Corp.	7.875		12-15-21	455,000	385,613
Consumer finance 2.4%
American Express Company	3.625		12-05-24	265,000	277,060
Capital One Financial Corp.	2.450		04-24-19	470,000	476,576
Capital One Financial Corp. (Z)	3.500		06-15-23	1,100,000	1,144,867
Credito Real SAB de CV (S)(Z)	7.500		03-13-19	325,000	325,000
Discover Financial Services (Z)	5.200		04-27-22	585,000	661,337
Enova International, Inc. (S)(Z)	9.750		06-01-21	390,000	346,125
OneMain Financial Holdings, Inc. (S)	6.750		12-15-19	420,000	434,175
Springleaf Finance Corp.	5.250		12-15-19	430,000	429,484
Synchrony Financial (Z)	4.250		08-15-24	370,000	390,758
Diversified financial services 2.8%
Doric Nimrod Air Alpha 2013-1 Class A Pass Through Trust (S)(Z)	5.250		05-30-23	383,472	400,728
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)(Z)	6.125		11-30-19	256,388	265,362
Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass Through Trust (S)	5.125		11-30-22	227,262	238,445
General Electric Capital Corp. (Z)	4.375		09-16-20	365,000	408,562
General Electric Capital Corp. (Z)	5.550		05-04-20	430,000	506,288

SEE NOTES TO FUND'S INVESTMENTS5

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services (continued)
General Electric Capital Corp. (7.125% until 6-15-22, then 3 month LIBOR + 5.296%) (Q)(Z)	7.125		06-15-22	600,000	$698,250
Leucadia National Corp. (Z)	5.500		10-18-23	655,000	680,840
Nationstar Mortgage LLC (Z)	7.875		10-01-20	340,000	314,500
Nationstar Mortgage LLC (Z)	9.625		05-01-19	295,000	301,638
USB Realty Corp. (P)(Q)(S)(Z)	1.400		01-15-17	800,000	729,200
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650		05-15-53	674,000	677,370
Insurance 3.2%
American International Group, Inc. (Z)	4.125		02-15-24	295,000	324,121
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175		05-15-58	45,000	61,650
Aquarius + Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24	235,000	248,416
Assured Guaranty US Holdings, Inc. (Z)	5.000		07-01-24	465,000	493,802
AXA SA (Z)	8.600		12-15-30	175,000	238,438
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)	6.379		12-14-36	240,000	263,400
CNA Financial Corp. (Z)	7.250		11-15-23	540,000	678,132
Liberty Mutual Group, Inc. (S)(Z)	7.800		03-15-37	705,000	828,375
MetLife, Inc. (Z)	6.400		12-15-36	305,000	346,175
Nippon Life Insurance Company (5.000% to 10-18-22, then 3 month LIBOR + 4.240%) (S)(Z)	5.000		10-18-42	310,000	327,050
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)(Z)	5.100		10-16-44	365,000	391,463
Pacific LifeCorp. (S)(Z)	6.000		02-10-20	245,000	282,010
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200		03-15-44	110,000	110,825
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) (Z)	5.875		09-15-42	142,000	150,875
Sirius International Group, Ltd. (7.506% to 6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)(Z)	7.506		06-30-17	415,000	433,156
Teachers Insurance & Annuity Association of America (S)(Z)	6.850		12-16-39	555,000	804,505
Real estate investment trusts 4.5%
American Tower Corp. (Z)	3.400		02-15-19	225,000	232,323
American Tower Corp. (Z)	4.700		03-15-22	400,000	432,446
ARC Properties Operating Partnership LP	4.600		02-06-24	523,000	509,609
Crown Castle Towers LLC (S)(Z)	4.883		08-15-20	710,000	787,310
Crown Castle Towers LLC (S)(Z)	6.113		01-15-20	451,000	521,988
DDR Corp. (Z)	7.500		04-01-17	880,000	985,293
Education Realty Operating Partnership LP	4.600		12-01-24	270,000	287,734
Goodman Funding Pty, Ltd. (S)(Z)	6.375		04-15-21	645,000	760,640
Health Care REIT, Inc. (Z)	4.950		01-15-21	190,000	214,062
Highwoods Realty LP (Z)	5.850		03-15-17	710,000	772,618
Host Hotels & Resorts LP (Z)	5.875		06-15-19	439,000	460,147
Iron Mountain, Inc. (Z)	6.000		08-15-23	440,000	460,900
iStar Financial, Inc.	5.000		07-01-19	135,000	132,638
MPT Operating Partnership LP (Z)	6.375		02-15-22	320,000	344,000
Omega Healthcare Investors, Inc. (S)	4.500		01-15-25	280,000	290,727
Omega Healthcare Investors, Inc.	4.950		04-01-24	350,000	376,026
Ventas Realty LP	3.750		05-01-24	165,000	172,753
Ventas Realty LP (Z)	4.750		06-01-21	455,000	505,184
Health care 2.4%					4,432,209
Health care equipment and supplies 0.4%
Crimson Merger Sub, Inc. (S)	6.625		05-15-22	310,000	268,150

6SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Health care (continued)
Health care equipment and supplies (continued)
Medtronic, Inc. (S)(Z)	4.625		03-15-45	405,000	$469,109
Health care providers and services 0.7%
HCA, Inc.	5.250		04-15-25	375,000	407,344
Medco Health Solutions, Inc. (Z)	7.125		03-15-18	275,000	320,273
Quest Diagnostics, Inc. (Z)	4.250		04-01-24	370,000	396,468
WellCare Health Plans, Inc.	5.750		11-15-20	200,000	207,500
Pharmaceuticals 1.3%
Grifols Worldwide Operations, Ltd. (S)	5.250		04-01-22	350,000	355,250
Hospira, Inc. (Z)	6.050		03-30-17	485,000	526,762
Mallinckrodt International Finance SA (S)	5.750		08-01-22	310,000	320,075
Mylan, Inc. (S)(Z)	7.875		07-15-20	545,000	579,709
Valeant Pharmaceuticals International, Inc. (S)	5.500		03-01-23	110,000	112,269
Valeant Pharmaceuticals International, Inc. (S)	5.625		12-01-21	200,000	206,500
Valeant Pharmaceuticals International, Inc. (S)	7.500		07-15-21	240,000	262,800
Industrials 8.2%					15,354,610
Aerospace and defense 1.1%
Embraer Overseas, Ltd. (S)(Z)	5.696		09-16-23	296,000	318,200
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)(Z)	6.000		02-15-67	750,000	675,000
Textron, Inc.	3.875		03-01-25	180,000	188,077
Textron, Inc. (Z)	5.600		12-01-17	505,000	554,534
Textron, Inc. (Z)	7.250		10-01-19	270,000	326,144
Airlines 3.5%
America West Airlines 2000-1 Pass Through Trust (Z)	8.057		07-02-20	120,189	136,714
American Airlines 2013-2 Class A Pass Through Trust (Z)	4.950		01-15-23	325,123	350,320
British Airways PLC 2013-1 Class A Pass Through Trust (S)(Z)	4.625		06-20-24	605,913	646,812
British Airways PLC 2013-1 Class B Pass Through Trust (S)	5.625		06-20-20	247,058	264,352
Continental Airlines 1997-4 Class A Pass Through Trust (Z)	6.900		01-02-18	202,990	212,876
Continental Airlines 1998-1 Class A Pass Through Trust (Z)	6.648		09-15-17	93,812	96,973
Continental Airlines 1999-1 Class A Pass Through Trust (Z)	6.545		02-02-19	159,433	175,073
Continental Airlines 2000-2 Class B Pass Through Trust (Z)	8.307		04-02-18	54,143	59,422
Continental Airlines 2007-1 Class A Pass Through Trust (Z)	5.983		04-19-22	466,462	508,444
Continental Airlines 2012-1 Class B Pass Through Trust (Z)	6.250		04-11-20	203,513	214,197
Delta Air Lines 2002-1 Class G-1 Pass Through Trust (Z)	6.718		01-02-23	574,101	658,781
Delta Air Lines 2007-1 Class A Pass Through Trust (Z)	6.821		08-10-22	588,153	687,375
Delta Air Lines 2010-1 Class A Pass Through Trust (Z)	6.200		07-02-18	139,162	153,774
Delta Air Lines 2011-1 Class A Pass Through Trust (Z)	5.300		04-15-19	255,295	278,271
Northwest Airlines 2007-1 Class A Pass Through Trust (Z)	7.027		11-01-19	347,337	398,049
UAL 2009-1 Pass Through Trust (Z)	10.400		11-01-16	62,211	68,817
UAL 2009-2A Pass Through Trust (Z)	9.750		01-15-17	216,069	239,837
United Airlines 2014-2 Class A Pass Through Trust	3.750		09-03-26	435,000	435,000
United Airlines 2014-2 Class B Pass Through Trust	4.625		09-03-22	250,000	248,750
US Airways 2010-1 Class A Pass Through Trust (Z)	6.250		04-22-23	410,244	460,498
US Airways 2012-1 Class A Pass Through Trust	5.900		10-01-24	156,505	177,633
Building products 0.4%
Masco Corp. (Z)	7.125		03-15-20	285,000	329,175
Owens Corning (Z)	4.200		12-15-22	395,000	413,451
Commercial services and supplies 0.4%
Ahern Rentals, Inc. (S)	9.500		06-15-18	195,000	199,875
Casella Waste Systems, Inc.	7.750		02-15-19	365,000	366,825
Safway Group Holding LLC (S)	7.000		05-15-18	180,000	175,104

SEE NOTES TO FUND'S INVESTMENTS7

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering 0.2%
Tutor Perini Corp. (Z)	7.625		11-01-18	335,000	$347,144
Industrial conglomerates 0.3%
Odebrecht Finance, Ltd. (S)(Z)	7.125		06-26-42	225,000	163,125
Odebrecht Finance, Ltd. (Q)(S)	7.500		09-14-15	200,000	151,000
Tenedora Nemak SA de CV (S)	5.500		02-28-23	210,000	212,625
Machinery 0.3%
SPL Logistics Escrow LLC (S)	8.875		08-01-20	215,000	223,063
Trinity Industries, Inc.	4.550		10-01-24	355,000	352,762
Marine 0.3%
Navios Maritime Acquisition Corp. (S)	8.125		11-15-21	305,000	288,988
Navios South American Logistics, Inc. (S)(Z)	7.250		05-01-22	375,000	358,125
Road and rail 0.3%
Penske Truck Leasing Company LP (S)	3.375		02-01-22	620,000	627,644
Trading companies and distributors 1.3%
Air Lease Corp. (Z)	3.375		01-15-19	440,000	447,700
Air Lease Corp.	3.875		04-01-21	215,000	220,375
Air Lease Corp.	4.750		03-01-20	220,000	237,050
Air Lease Corp.	5.625		04-01-17	175,000	187,649
Aircastle, Ltd.	5.500		02-15-22	215,000	221,493
Aircastle, Ltd.	7.625		04-15-20	160,000	180,000
Ashtead Capital, Inc. (S)	5.625		10-01-24	205,000	212,688
International Lease Finance Corp. (S)(Z)	7.125		09-01-18	290,000	326,613
United Rentals North America, Inc.	5.750		11-15-24	320,000	326,400
Transportation infrastructure 0.1%
Florida East Coast Holdings Corp. (S)	6.750		05-01-19	255,000	251,813
Information technology 0.7%					1,269,281
Internet software and services 0.2%
Ancestry.com, Inc. (Z)	11.000		12-15-20	305,000	330,925
Ancestry.com, Inc., PIK (S)	9.625		10-15-18	135,000	126,900
IT services 0.2%
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21	275,000	280,156
Semiconductors and semiconductor equipment 0.2%
Micron Technology, Inc. (S)(Z)	5.875		02-15-22	375,000	393,750
Software 0.1%
Blackboard, Inc. (S)	7.750		11-15-19	140,000	137,550
Materials 4.4%					8,192,819
Chemicals 1.7%
Aruba Investments, Inc. (S)	8.750		02-15-23	170,000	172,550
Braskem Finance, Ltd. (S)(Z)	7.000		05-07-20	515,000	545,900
CF Industries, Inc. (Z)	7.125		05-01-20	245,000	297,041
Incitec Pivot Finance LLC (S)(Z)	6.000		12-10-19	345,000	391,145
NOVA Chemicals Corp. (S)	5.000		05-01-25	535,000	555,063
PSPC Escrow Corp. (S)	6.500		02-01-22	265,000	270,300
Rockwood Specialties Group, Inc.	4.625		10-15-20	555,000	577,200
W.R. Grace & Co-Conn (S)	5.125		10-01-21	165,000	171,600
W.R. Grace & Co-Conn (S)	5.625		10-01-24	130,000	139,425
Construction materials 0.6%
American Gilsonite Company (S)(Z)	11.500		09-01-17	390,000	368,550

8SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Materials (continued)
Construction materials (continued)
Cemex SAB de CV (S)	6.500		12-10-19	340,000	$343,400
Magnesita Finance, Ltd. (Q)(S)(Z)	8.625		04-05-17	420,000	369,600
Containers and packaging 0.1%
Ardagh Finance Holdings SA, PIK (S)	8.625		06-15-19	260,960	259,981
Metals and mining 2.0%
Alcoa, Inc. (Z)	5.125		10-01-24	520,000	568,647
Allegheny Technologies, Inc. (Z)	9.375		06-01-19	715,000	843,596
ArcelorMittal (Z)	10.350		06-01-19	370,000	442,243
Gerdau Trade, Inc. (S)(Z)	4.750		04-15-23	225,000	213,188
Glencore Finance Canada, Ltd. (S)	4.250		10-25-22	220,000	220,047
Glencore Funding LLC (S)(Z)	4.125		05-30-23	370,000	357,795
MMC Norilsk Nickel OJSC (S)	5.550		10-28-20	235,000	205,085
Rain CII Carbon LLC (S)(Z)	8.000		12-01-18	340,000	334,900
Thompson Creek Metals Company, Inc. (Z)	7.375		06-01-18	395,000	291,313
Vedanta Resources PLC (S)(Z)	7.125		05-31-23	300,000	254,250
Telecommunication services 3.4%					6,319,789
Diversified telecommunication services 2.0%
BellSouth Telecommunications, Inc. (Z)	6.300		12-15-15	140,469	144,497
CenturyLink, Inc. (Z)	5.800		03-15-22	480,000	505,200
CenturyLink, Inc. (Z)	6.450		06-15-21	305,000	330,163
GTP Acquisition Partners I LLC (S)(Z)	4.704		05-15-18	485,000	482,436
Telecom Italia Capital SA (Z)	7.200		07-18-36	365,000	406,063
Verizon Communications, Inc. (Z)	3.450		03-15-21	420,000	441,141
Verizon Communications, Inc. (S)	5.012		08-21-54	262,000	287,498
Verizon Communications, Inc.	6.550		09-15-43	263,000	358,562
Wind Acquisition Finance SA (S)	7.375		04-23-21	355,000	344,350
Windstream Corp. (Z)	7.500		06-01-22	400,000	401,500
Wireless telecommunication services 1.4%
Comcel Trust (S)	6.875		02-06-24	330,000	341,550
Digicel Group, Ltd. (S)	8.250		09-30-20	385,000	374,605
Millicom International Cellular SA (S)	4.750		05-22-20	210,000	196,875
Millicom International Cellular SA (S)	6.625		10-15-21	300,000	306,750
MTN Mauritius Investments, Ltd. (S)	4.755		11-11-24	225,000	227,250
SBA Tower Trust (S)(Z)	2.933		12-15-17	395,000	399,915
SBA Tower Trust (S)(Z)	3.598		04-15-18	370,000	371,434
SoftBank Corp. (S)(Z)	4.500		04-15-20	400,000	400,000
Utilities 3.3%					6,184,117
Electric utilities 2.3%
Beaver Valley II Funding Corp. (Z)	9.000		06-01-17	49,000	52,920
BVPS II Funding Corp. (Z)	8.890		06-01-17	195,000	209,091
Dynegy Finance I, Inc. (S)	6.750		11-01-19	120,000	123,450
Dynegy Finance I, Inc. (S)	7.625		11-01-24	165,000	170,569
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)(Z)	5.250		01-29-23	485,000	509,250
Empresa Electrica Angamos SA (S)	4.875		05-25-29	360,000	362,448
FPL Energy National Wind LLC (S)(Z)	5.608		03-10-24	73,221	73,221
Israel Electric Corp., Ltd. (S)(Z)	5.625		06-21-18	420,000	445,200
NextEra Energy Capital Holdings, Inc. (6.650% to 6-15-17, then 3 month LIBOR + 2.125%)	6.650		06-15-67	180,000	182,514
NRG Energy, Inc.	6.625		03-15-23	11,000	11,413

SEE NOTES TO FUND'S INVESTMENTS9

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
NRG Yield Operating LLC (S)	5.375		08-15-24	260,000	$269,100
Oncor Electric Delivery Company LLC (Z)	5.000		09-30-17	820,000	894,684
PNPP II Funding Corp.	9.120		05-30-16	57,000	58,783
PPL Capital Funding, Inc. (6.700% to 3-30-17, then 3 month LIBOR + 2.665%) (Z)	6.700		03-30-67	340,000	332,914
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)(Z)	6.250		02-01-22	320,000	356,400
W3A Funding Corp. (Z)	8.090		01-02-17	207,820	207,864
Multi-utilities 1.0%
Berkshire Hathaway Energy Company (Z)	8.480		09-15-28	550,000	858,679
Integrys Energy Group, Inc. (6.110% to 12-1-16, then 3 month LIBOR + 2.120%) (Z)	6.110		12-01-66	650,000	653,575
Wisconsin Energy Corp. (6.250% to 5-15-17, then 3 month LIBOR + 2.113%) (Z)	6.250		05-15-67	410,000	412,042
Term loans (M) 0.6% (0.4% of Total investments)					$1,149,897
(Cost $1,153,144)
Consumer staples 0.2%					356,852
Household products 0.2%
The Sun Products Corp.	5.500		03-23-20	372,449	356,852
Health care 0.1%					232,839
Health care providers and services 0.1%
CRC Health Corp.	5.250		03-29-21	74,438	74,158
CRC Health Corp.	9.000		09-28-21	155,000	158,681
Industrials 0.1%					146,118
Aerospace and defense 0.1%
WP CPP Holdings LLC	4.750		12-28-19	147,000	146,118
Utilities 0.2%					414,088
Electric utilities 0.2%
ExGen Texas Power LLC	5.750		09-16-21	279,222	276,081
La Frontera Generation LLC	4.500		09-30-20	141,003	138,007
Capital preferred securities (a) 1.6% (1.1% of Total investments)					$3,025,204
(Cost $2,896,883)
Financials 1.6%					3,025,204
Banks 0.3%
Sovereign Capital Trust VI (Z)	7.908		06-13-36	489,000	519,841
Capital markets 0.4%
State Street Capital Trust IV (P)(Z)	1.240		03-23-15	935,000	766,794
Insurance 0.9%
MetLife Capital Trust IV (S)	7.875		12-15-37	110,000	139,700
MetLife Capital Trust X (S)(Z)	9.250		04-08-38	315,000	451,828
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month LIBOR + 2.000%) (S)(Z)	6.450		12-15-65	870,000	909,150
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)(Z)	6.500		05-09-37	225,000	237,891
U.S. Government and Agency obligations 33.4% (22.5% of Total investments)					$62,029,720
(Cost $59,994,958)
U.S. Government 5.0%					9,334,865
U.S. Treasury
Bond (Z)	3.125		02-15-42	1,405,000	1,668,657
Bond (Z)	3.125		08-15-44	3,480,000	4,147,725

10SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government (continued)
Note (Z)	2.250		11-15-24	3,340,000	$3,518,483
U.S. Government Agency 28.4%					52,694,855
Federal Home Loan Banks
Bond (Z)	2.900		09-05-25	200,000	200,024
Bond	3.170		10-04-27	200,000	200,027
Bond (Z)	3.250		06-21-27	269,697	269,739
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (P)	2.558		06-01-44	496,552	512,433
30 Yr Pass Thru (P)	2.677		05-01-44	478,176	494,562
30 Yr Pass Thru (Z)	3.000		03-01-43	960,375	999,578
30 Yr Pass Thru (Z)	4.500		09-01-41	2,574,857	2,823,793
30 Yr Pass Thru (Z)	5.000		03-01-41	4,088,585	4,553,705
30 Yr Pass Thru (Z)	6.500		04-01-39	309,510	353,316
Federal National Mortgage Association
15 Yr Pass Thru (Z)	3.000		10-29-27	705,000	699,380
15 Yr Pass Thru (Z)	3.400		09-27-32	745,000	748,166
30 Yr Pass Thru (P) (Z)	2.524		06-01-44	913,652	943,053
30 Yr Pass Thru (P) (Z)	2.551		04-01-44	885,619	916,108
30 Yr Pass Thru (Z)	3.000		12-01-42	4,131,651	4,294,334
30 Yr Pass Thru	3.000		03-01-43	272,028	282,739
30 Yr Pass Thru (Z)	3.000		07-01-43	1,022,138	1,057,913
30 Yr Pass Thru (Z)	3.500		12-01-42	5,610,856	5,967,587
30 Yr Pass Thru (Z)	3.500		01-01-43	4,215,247	4,479,295
30 Yr Pass Thru (Z)	4.000		10-01-40	501,430	545,417
30 Yr Pass Thru (Z)	4.000		09-01-41	733,884	801,818
30 Yr Pass Thru (Z)	4.000		09-01-41	3,057,550	3,303,315
30 Yr Pass Thru (Z)	4.000		09-01-41	1,564,975	1,680,008
30 Yr Pass Thru (Z)	4.000		10-01-41	2,220,401	2,410,673
30 Yr Pass Thru (Z)	4.500		10-01-40	2,090,265	2,298,389
30 Yr Pass Thru (Z)	4.500		07-01-41	5,143,973	5,648,915
30 Yr Pass Thru (Z)	5.000		02-01-41	2,006,936	2,239,066
30 Yr Pass Thru (Z)	5.000		04-01-41	555,867	622,419
30 Yr Pass Thru (Z)	5.500		02-01-36	618,336	694,155
30 Yr Pass Thru (Z)	5.500		10-01-39	1,057,376	1,181,080
30 Yr Pass Thru (Z)	5.500		08-01-40	186,076	208,775
30 Yr Pass Thru (Z)	6.500		07-01-36	207,519	239,615
30 Yr Pass Thru (Z)	6.500		01-01-39	891,096	1,025,458
Foreign government obligations 0.2% (0.1% of Total investments)					$297,477
(Cost $277,076)
Argentina 0.2%					297,477
Republic of Argentina (H)	8.280		12-31-33	322,469	297,477
Collateralized mortgage obligations 19.8% (13.4% of Total investments)					$36,856,527
(Cost $34,929,025)
Commercial and residential 17.2%					32,018,468
American Home Mortgage Assets Trust Series 2006-6, Class XP IO	2.228		12-25-46	4,727,143	436,932
American Home Mortgage Investment Trust Series 2005-1, Class 1A1 (P)	0.388		06-25-45	561,697	522,718
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443		01-14-29	605,000	703,466
BAMLL Commercial Mortgage Securities Trust Series 2014-ICTS, Class D (P) (S)	2.067		06-15-28	100,000	99,916

SEE NOTES TO FUND'S INVESTMENTS11

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1, Class B2 (P)	2.994		03-25-35	593,333	$47,739
Series 2005-2, Class A1 (P)	2.680		03-25-35	372,919	376,727
Bear Stearns ALT-A Trust
Series 2005-5, Class 1A4 (P)	0.728		07-25-35	409,803	368,364
Series 2005-7, Class 11A1 (P)	0.708		08-25-35	650,869	604,011
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1 (P)	5.750		10-25-34	555,010	566,463
BHMS Mortgage Trust Series 2014-ATLS, Class DFL (P) (S)	3.171		07-05-33	620,000	618,948
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	2.667		08-15-29	530,000	530,696
BWAY Mortgage Trust Series 2013-1515, Class F (P) (S)	3.927		03-10-33	595,000	572,653
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.166		12-15-27	595,000	595,397
Commercial Mortgage Pass Through Certificates
Series 2012-LC4, Class B (P)	4.934		12-10-44	360,000	406,939
Series 2012-LC4, Class C (P)	5.646		12-10-44	645,000	739,813
Series 2013-300P, Class D (P) (S)	4.393		08-10-30	620,000	654,876
Series 2013-CR11, Class B (P)	5.163		10-10-46	895,000	1,028,796
Series 2013-CR13, Class C (P)	4.755		12-10-23	435,000	478,322
Series 2013-CR6, Class XA IO	1.528		03-10-46	4,205,611	277,108
Series 2013-LC13, Class B (P) (S)	5.009		08-10-46	525,000	595,468
Series 2014-CR16, Class C (P)	4.906		04-10-47	552,000	600,454
Series 2014-FL4, Class D (P) (S)	2.616		07-13-31	600,000	599,969
Series 2014-PAT, Class D (P) (S)	2.316		08-13-27	775,000	767,463
Series 2014-TWC, Class D (P) (S)	2.417		02-13-32	445,000	443,835
Credit Suisse Mortgage Trust Series 2014-ICE, Class D (P) (S)	2.400		04-15-27	450,000	446,271
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	0.438		06-25-34	459,749	425,534
Extended Stay America Trust Series 2013-ESFL, Class DFL (P) (S)	3.311		12-05-31	505,000	504,269
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.410		08-19-45	2,096,746	132,831
Series 2005-2, Class IX IO	2.181		05-19-35	7,242,075	516,624
Series 2005-9, Class 2A1C (P)	0.618		06-20-35	640,701	586,836
Series 2005-8, Class 1X IO	2.083		09-19-35	2,706,487	142,210
Series 2007-3, Class ES IO (S)	0.361		05-19-47	8,324,401	88,447
Series 2007-4, Class ES IO	0.350		07-19-47	8,975,748	89,757
Series 2007-6, Class ES IO (S)	0.343		08-19-37	7,141,209	75,875
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.160		07-15-29	585,000	572,293
Hilton USA Trust Series 2013-HLT, Class DFX (S)	4.406		11-05-30	381,000	390,171
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.200		07-25-35	6,750,192	481,802
Series 2005-AR8, Class AX2 IO	2.226		04-25-35	6,680,485	519,027
Series 2005-AR18, Class 1X IO	2.044		10-25-36	8,018,515	742,225
Series 2005-AR18, Class 2X IO	1.686		10-25-36	7,065,481	329,596
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-JWRZ, Class D (P) (S)	3.156		04-15-30	440,000	440,099
Series 2014-FBLU, Class D (P) (S)	2.767		12-15-28	725,000	726,214

12SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2014-FL5, Class C (P) (S)	2.266		07-15-31	1,030,000	$1,029,999
Series 2014-INN, Class F (P) (S)	4.167		06-15-29	490,000	491,657
Series 2014-PHH, Class C (P) (S)	2.267		08-15-27	760,000	764,345
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.161		12-25-34	394,352	384,562
Series 2005-2, Class 1A (P)	1.581		10-25-35	526,725	511,153
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.185		02-15-46	293,000	306,673
Series 2014-C18, Class 300D	5.279		08-15-31	380,000	392,901
Morgan Stanley Capital I Trust Series 2014-150E, Class D (P) (S)	4.295		09-09-32	1,030,000	1,114,293
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.498		05-25-35	427,597	397,384
Motel 6 Trust Series 2012-MTL6, Class D (S)	3.781		10-05-25	975,000	971,774
Springleaf Mortgage Loan Trust Series 2012-3A, Class M1 (P) (S)	2.660		12-25-59	265,000	264,963
TMSQ Mortgage Trust Series 2014-1500, Class D (P) (S)	3.834		10-10-36	340,000	348,282
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822		05-10-45	405,000	451,203
Series 2012-C1, Class C (P) (S)	5.542		05-10-45	270,000	307,834
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.753		05-10-63	4,823,444	374,651
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	3.947		12-13-29	612,000	639,306
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class AM (P)	5.591		04-15-47	285,000	306,292
WaMu Mortgage Pass Through Certificates Series 2005-AR8, Class 2AB2 (P)	0.588		07-25-45	604,300	557,738
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710		03-18-28	935,000	931,800
Series 2013-BTC, Class E (P) (S)	3.550		04-16-35	620,000	589,562
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.210		11-15-45	5,004,338	559,460
Series 2013-C15, Class B (P)	4.482		08-15-46	155,000	171,563
Series 2013-C16, Class B (P)	4.983		09-15-46	265,000	303,919
U.S. Government Agency 2.6%					4,838,059
Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500		11-15-32	3,161,416	600,822
Series 3747, Class HI IO	4.500		07-15-37	2,941,319	166,393
Series 3794, Class PI IO	4.500		02-15-38	513,044	32,765
Series 3830, Class NI IO	4.500		01-15-36	2,478,239	198,606
Series 4077, Class IK IO	5.000		07-15-42	765,861	142,338
Series 4136, Class IH IO	3.500		09-15-27	2,194,023	254,612
Series K017, Class X1 IO	1.431		12-25-21	2,937,094	232,524
Series K018, Class X1 IO	1.441		01-25-22	3,660,840	291,963
Series K021, Class X1 IO	1.502		06-25-22	800,934	71,720
Series K022, Class X1 IO	1.298		07-25-22	7,000,924	545,561
Series K707, Class X1 IO	1.548		12-25-18	2,412,315	126,876
Series K709, Class X1 IO	1.535		03-25-19	3,317,023	183,013
Series K710, Class X1 IO	1.777		05-25-19	2,530,675	165,496
Federal National Mortgage Association
Series 2010-68, Class CI IO	5.000		11-25-38	663,714	55,464

SEE NOTES TO FUND'S INVESTMENTS13

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2012-118, Class IB IO	3.500		11-25-42	1,317,262	$235,592
Series 2012-137, Class QI IO	3.000		12-25-27	2,490,878	298,215
Series 2012-137, Class WI IO	3.500		12-25-32	1,872,255	317,029
Series 402, Class 3 IO	4.000		11-25-39	403,707	57,727
Series 402, Class 4 IO	4.000		10-25-39	627,753	84,774
Series 402, Class 7 IO	4.500		11-25-39	561,160	81,680
Series 402, Class 8 IO	4.500		11-25-39	507,247	66,556
Series 407, Class 15 IO	5.000		01-25-40	605,368	92,226
Series 407, Class 21 IO	5.000		01-25-39	284,864	27,233
Series 407, Class 7 IO	5.000		03-25-41	249,744	40,000
Series 407, Class 8 IO	5.000		03-25-41	258,867	39,665
Series 407, Class C6 IO	5.500		01-25-40	949,536	184,949
Government National Mortgage Association
Series 2012-114, Class IO	0.993		01-16-53	1,934,494	160,006
Series 2013-42, Class IO	3.500		03-20-43	915,562	84,254
Asset backed securities 12.0% (8.1% of Total investments)					$22,196,626
(Cost $21,647,954)
Asset Backed Securities 12.0%					22,196,626
ACE Securities Corp. Series 2005-HE3, Class M2 (P)	0.843		05-25-35	315,000	301,124
Aegis Asset Backed Securities Trust Series 2005-4, Class M1 (P)	0.618		10-25-35	750,000	672,782
Ally Auto Receivables Trust Series 2014-2, Class A4	1.840		01-15-20	735,000	745,355
Ally Master Owner Trust Series 2012-4, Class A	1.720		07-15-19	275,000	277,339
American Express Credit Account Master Trust Series 2014-1, Class A4	1.490		04-15-20	760,000	766,831
Ameriquest Mortgage Securities, Inc. Series 2005-R3, Class M2 (P)	0.638		05-25-35	480,000	453,133
Applebee's/IHOP Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	1,005,000	1,038,795
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.249		01-25-34	257,870	248,818
Series 2004-W6, Class M1 (P)	0.993		05-25-34	225,538	219,398
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (P) (S)	0.408		07-25-36	829,513	777,064
CarMax Auto Owner Trust Series 2014-3, Class A3	1.160		06-17-19	660,000	660,909
Chase Issuance Trust Series 2014-A6, Class A	1.260		07-15-19	541,000	543,094
Chrysler Capital Auto Receivables Trust Series 2014-BA, Class A4 (S)	1.760		12-16-19	190,000	192,485
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8	5.650		09-20-19	450,000	501,691
Series 2014-A8, Class A8	1.730		04-09-20	955,000	967,239
Citicorp Residential Mortgage Securities, Inc. Series 2007-2, Class A6 (P)	6.265		06-25-37	201,313	207,795
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	1,085,731	1,127,024
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100		08-15-25	26,629	25,546
Countrywide Asset-Backed Certificates Series 2004-10, Class AF5B (P)	5.613		02-25-35	474,981	483,556

14SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

	Rate (%	)	Maturity date	Par value^	Value
Asset Backed Securities (continued)
Credit Suisse Mortgage Trust Series 2006-CF2, Class M1 (P) (S)	0.638		05-25-36	735,000	$710,023
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	870,000	870,063
Encore Credit Receivables Trust Series 2005-2, Class M2 (P)	0.858		11-25-35	600,000	585,253
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A	1.490		09-15-19	690,000	693,117
Series 2014-4, Class A1	1.400		08-15-19	950,000	954,174
GSAA Home Equity Trust Series 2005-11, Class 3A1 (P)	0.438		10-25-35	597,755	561,017
GSAA Trust Series 2005-10, Class M3 (P)	0.718		06-25-35	675,000	642,861
Home Equity Mortgage Loan Asset-Backed Trust Series 2005-C, Class AII3 (P)	0.538		05-25-17	442,362	425,614
Honda Auto Receivables Owner Trust Series 2014-3, Class A4	1.310		10-15-20	525,000	527,255
John Deere Owner Trust Series 2014-B, Class A4	1.500		06-15-21	555,000	559,718
Merrill Lynch Mortgage Investors, Inc. Series 2005-WMC1, Class M1 (P)	0.918		09-25-35	256,559	232,168
MVW Owner Trust Series 2014-1A, Class A (S)	2.250		09-20-31	189,196	188,818
Porsche Innovative Lease Owner Trust Series 2014-1, Class A4 (S)	1.260		09-21-20	445,000	446,269
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438		05-20-41	361,628	384,832
Soundview Home Loan Trust Series 2006-OPT2, Class A3 (P)	0.348		05-25-36	200,731	186,223
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	0.468		12-25-36	1,090,000	1,055,653
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400		07-22-19	445,000	447,757
Westgate Resorts LLC
Series 2012-2A, Class B (S)	4.500		01-20-25	612,539	616,875
Series 2012-3A, Class B (S)	4.500		03-20-25	361,224	363,794
Series 2013-1A, Class B (S)	3.750		08-20-25	128,729	129,635
Series 2014-1A, Class A (S)	2.150		12-20-26	848,922	840,623
Series 2014-1A, Class B (S)	3.250		12-20-26	567,414	564,906
				Shares	Value
Common stocks 6.2% (4.2% of Total investments)					$11,588,766
(Cost $9,767,847)
Consumer discretionary 0.3%					647,080
Hotels, restaurants and leisure 0.3%
McDonald's Corp. (Z)				7,000	647,080
Consumer staples 1.0%					1,782,500
Food products 0.5%
Kraft Foods Group, Inc. (Z)				15,000	980,100
Tobacco 0.5%
Philip Morris International, Inc. (Z)				10,000	802,400

SEE NOTES TO FUND'S INVESTMENTS15

Income Securities Trust

	Shares	Value
Energy 0.3%		$491,600
Oil, gas and consumable fuels 0.3%
Royal Dutch Shell PLC, ADR, Class A (Z)	8,000	491,600
Financials 0.8%		1,503,945
Banks 0.3%
U.S. Bancorp (Z)	14,500	607,695
Real estate investment trusts 0.5%
Weyerhaeuser Company (Z)	25,000	896,250
Health care 1.2%		2,222,216
Pharmaceuticals 1.2%
Johnson & Johnson (Z)	8,258	826,956
Pfizer, Inc. (Z)	24,000	750,000
Sanofi, ADR (Z)	14,000	645,260
Industrials 0.9%		1,617,720
Commercial services and supplies 0.4%
Republic Services, Inc. (Z)	20,000	793,600
Machinery 0.5%
Stanley Black & Decker, Inc. (Z)	8,800	824,120
Information technology 0.8%		1,592,760
Semiconductors and semiconductor equipment 0.4%
Intel Corp. (Z)	26,000	859,040
Technology hardware, storage and peripherals 0.4%
Seagate Technology PLC (Z)	13,000	733,720
Materials 0.6%		1,068,150
Chemicals 0.6%
E.I. du Pont de Nemours & Company (Z)	15,000	1,068,150
Telecommunication services 0.3%		662,795
Diversified telecommunication services 0.3%
Verizon Communications, Inc.	14,500	662,795
Preferred securities (b) 1.9% (1.3% of Total investments)		$3,602,240
(Cost $3,519,376)
Consumer staples 0.3%		575,000
Food and staples retailing 0.3%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	6,250	575,000
Financials 0.9%		1,684,908
Banks 0.1%
Wells Fargo & Company, Series L, 7.500%	192	238,656
Consumer finance 0.7%
Ally Financial, Inc., 7.000% (S)(Z)	691	691,022
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%) (Z)	24,985	657,106
Real estate investment trusts 0.1%
Weyerhaeuser Company, 6.375%	1,700	98,124
Industrials 0.2%		365,994
Aerospace and defense 0.2%
United Technologies Corp., 7.500% (Z)	6,106	365,994

16SEE NOTES TO FUND'S INVESTMENTS

Income Securities Trust

				Shares	Value
Telecommunication services 0.1%					$258,479
Diversified telecommunication services 0.1%
	Intelsat SA, 5.750%			5,900	258,479
Utilities 0.4%					717,859
Electric utilities 0.1%
	Exelon Corp., 6.500%			4,341	227,295
Multi-utilities 0.3%
	Dominion Resources, Inc., 6.375% (Z)			9,485	490,564
	Rate (%	)	Maturity date	Par value^	Value
Escrow certificates 0.0% (0.0% of Total investments)					$123
(Cost $0)
Materials 0.0%					123
Smurfit-Stone Container Corp. (I)	8.000		03-15-17	245,000	123
				Par value	Value
Short-term investments 1.6% (1.1% of Total investments)					$2,945,000
(Cost $2,945,000)
Repurchase agreement 1.6%					2,945,000
Repurchase Agreement with State Street Corp., dated 1-30-15 at 0.000% to be repurchased at $2,945,000 on 2-2-15, collateralized by $2,785,000 U.S. Treasury Notes, 2.625% due 8-15-20 (valued at $3,004,458, including interest)				2,945,000	2,945,000
Total investments (Cost $264,119,647)† 148.2%					$275,533,032
Other assets and liabilities, net (48.2%)					($89,651,858)
Total net assets 100.0%					$185,881,174

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
USGG	U.S. Generic Government Yield Index
(a)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(b)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $73,242,937 or 39.4% of the fund's net assets as of 1-31-15.
(Z)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 1-31-15 was $154,761,943.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $265,488,457. Net unrealized appreciation aggregated $10,044,575, of which $15,462,545 related to appreciated investment securities and $5,417,970 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS17

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2015, by major security category or type:

	Total market value at 1-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$131,841,452	—	$131,833,624	$7,828
Term loans	1,149,897	—	1,149,897	—
Capital preferred securities	3,025,204	—	3,025,204	—
U.S. Government and Agency obligations	62,029,720	—	62,029,720	—
Foreign government obligations	297,477	—	297,477	—
Collateralized mortgage obligations	36,856,527	—	36,602,448	254,079
Asset backed securities	22,196,626	—	22,196,626	—
Common stocks	11,588,766	$11,588,766	—	—
Preferred securities	3,602,240	2,336,218	1,266,022	—
Escrow certificates	123	—	—	123
Short-term investments	2,945,000	—	2,945,000	—
Total Investments in Securities	$275,533,032	$13,924,984	$261,346,018	$262,030
Other Financial Instruments:
Interest rate swaps	($626,455)	—	($626,455)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

18

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended January 31, 2015, the fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of January 31, 2015.

Counterparty	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Market value
Morgan Stanley Capital Services	$22,000,000	Fixed 1.442500%	3 Month LIBOR (a)	Aug 2016	($436,685)
Morgan Stanley Capital Services	22,000,000	Fixed 1.093750%	3 Month LIBOR (a)	May 2017	(189,770)
Total	$44,000,000				($626,455)

(a) At 1-31-15, the 3-month LIBOR rate was 0.2531%

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

19

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	P6Q1	01/15
This report is for the information of the shareholders of John Hancock Income Securities Trust.		3/15

ITEM 2.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:

/s/ Andrew G. Arnott

_______________________

Andrew G. Arnott

President

Date:    March 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew G. Arnott

_______________________

Andrew G. Arnott

President

Date:    March 12, 2015

By:

/s/ Charles A. Rizzo

_______________________

Charles A. Rizzo

Chief Financial Officer

Date:    March 12, 2015